SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 26, 2018 shares	May 17, 2019 CNY (¥)	Oct. 16, 2018 USD ($) shares	Jun. 26, 2018 shares	Sep. 30, 2018 CNY (¥) $ / ¥ ¥ / $ shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2016 CNY (¥)	Sep. 30, 2018 USD ($) $ / ¥ ¥ / $ shares	Jul. 10, 2018 shares
Foreign Currency Exchange Rate, Translation | $ / ¥					6.8792				6.8792
Government Subsidies Recognized					¥ 5,516		¥ 1,407	¥ 3,688
Selling and Marketing Expense					411	$ 60	0	0
Net Income (Loss), Including Portion Attributable To Noncontrolling Interest					(152,790)	(22,209)	(106,261)	(76,833)
Retained Earnings (Accumulated Deficit)					(411,723)		(258,060)		$ (59,850)
Working Capital Deficit					¥ 217,293		45,045
Equity Method Investment, Ownership Percentage					49.00%				49.00%
Due to Related Parties, Current					¥ 293,732		11,592		$ 42,699
Asset Impairment Charges					0	0	25,873	0
Cost-method Investments, Other than Temporary Impairment					¥ 2,374		¥ 0	0
Stock Issued During Period, Shares, Reverse Stock Splits | shares	2,700,000
Common Stock, Shares Authorized | shares					60,000,000		60,000,000		60,000,000	60,000,000
Reserve Stock Split Minimum Shares Applicability | shares				100
Share Holders Equity Reverse stock Split Description				1-for-10 reverse stock split
Impairment of Intangible Assets (Excluding Goodwill)					¥ 1,433	$ 208	¥ 0	0
Scenario, Forecast [Member]
Equity Method Investment, Ownership Percentage		49.00%
Beijing Origin Group [Member]
Impairment of Intangible Assets (Excluding Goodwill)					1,433
Dr Han Gengchen [Member]
Due to Related Parties, Current					9,692
Beijing Shihui [Member]
Due to Related Parties, Current					137,811
Xinjiang Ginbo Seeds Center [Member]
Due to Related Parties, Current					10,000
Zhangye Shihui Agricultural Development Co Ltd [Member]
Due to Related Parties, Current					10,000
Linze Origin Seeds Limited [Member]
Due to Related Parties, Current					¥ 123,579
Subsequent Event [Member]
Proceeds from (Repayments of) Debt		¥ 78,000
Beijing Changping Technology Innodevelop Group [Member] | Scenario, Forecast [Member]
Equity Method Investment, Ownership Percentage		51.00%
Funding By Coventurer		¥ 204
Maximum [Member]
Foreign Currency Exchange Rate, Translation | ¥ / $					6,879.2				6,879.2
Minimum [Member]
Foreign Currency Exchange Rate, Translation | ¥ / $					1.00				1.00
Research and Development [Member]
Government Subsidies Recognized					¥ 9,193		2,660
Advertising Expenses [Member]
Advertising Expense					0		521	3,237
Shipping Handling and Transportation Cost [Member]
Selling and Marketing Expense					¥ 400		¥ 1,604	¥ 2,055
Longhan and Tiger Fund [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues | shares			1,397,680
Proceeds from Issuance of Common Stock | $			$ 7,743,147